Borrowings	6 Months Ended
Jun. 30, 2020
Borrowings
Borrowings

7. Borrowings

	June 30,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	2,771	7,191
Accrued interest on innovation credit	168	3,124
Convertible notes	2,279	2,473
Accrued interest on convertible notes	337	264

Total borrowings	5,555	13,052
Current portion	(656)	(343)
	4,899	12,709

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covered 35% of the costs incurred in respect of the program up to € 5.0 million. The credit was interest-bearing at a rate of 10% per annum. In June 2020 ProQR received a final waiver of the full amount of the Innovation credit, including accumulated interest. Consequently, the carrying amount of €  8.4 million, including accumulated interest, was recognized in Other Income in June 2020.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program for LCA 10. Amounts will be drawn under this facility from 2018 through 2021. The total credit of €  4.7 million will be used to conduct the Phase 2/3 clinical study for sepofarsen and to finance efforts to obtain regulatory and ethical market approval (NDA/MAA). The credit, including accrued interest of 10% per annum, is repayable depending on ProQR obtaining market approval for sepofarsen. An amount of € 2.8 million had been received as at June 30, 2020. Accumulated interest amounted to € 0.2 million as at June 30, 2020. The assets that are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.